Operations (Details Narrative) - BRL (R$) R$ in Thousands				12 Months Ended
	Oct. 04, 2023	Apr. 20, 2022	Nov. 16, 2021	Dec. 31, 2023	Dec. 31, 2022	Nov. 02, 2021	May 05, 2021
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company				100.00%	100.00%
Acquisition amount					R$ 1,096,294
Remuneration service provision		R$ 250,700
Payment of decreasing amounts		R$ 476,000
Contingent consideration				R$ 77,000
Post closing adjustment amount	R$ 6,600,000
Contract liabilities recognised of acquisition				748,000
[custom:GoodwillPaid]				2,636,426
Total for the acquisition of a equity interest			R$ 1,678,792
Non-controlling interest					49.00%
Fair value amount			R$ 1,612,957
Share Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Acquisition amount				R$ 7,211,600
TIMSA [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company			49.00%	49.00%	49.00%		49.00%
Acquisition amount				R$ 634,300
Working capital and net debt				634,300
Net Additions				634,300
Deposit				R$ 670,000
Percentage Of goodwill written off					90.00%
Goodwill recorded in the acquisition					R$ 1,051,477
TIMSA [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest			R$ 582,498
TIMSA [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest			R$ 1,096,294
I H S [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company			51.00%				51.00%
I-Systems [member]
IfrsStatementLineItems [Line Items]
Valuation report of the net assets and liabilities						R$ 1,211,789
Fair value of new company			R$ 3,291,794
T I M Brasil Servicos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				66.59%	66.59%